UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments. – The schedule of investments as of September 30, 2009, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended September 30, 2009 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.11%

Australia 0.20%
405,710	Spotless Group Limited	$1,457,742	$898,475

Belgium 0.14%
85,530	RHJ International (a)	929,737	624,892

Brazil 1.06%
122,530	Petroleo Brasileiro SA , ADR	3,210,751	4,816,654

Canada 1.98%
180,000	Franco-Nevada Corporation	2,970,470	4,727,188
74,029	EnCana Corporation	2,953,558	4,264,810
		5,924,028	8,991,998
Chile 0.21%
535,000	Quinenco SA (b)	346,948	973,524

France 13.76%
134,428	Sanofi-Aventis SA	10,349,578	9,870,663
150,931	Sodexo	5,934,034	9,047,153
58,512	Neopost SA	5,166,286	5,254,163
38,071	Robertet SA	4,870,662	4,576,948
63,310	Société BIC SA	4,010,846	4,504,994
62,687	Total SA	3,645,844	3,726,856
88,388	Rémy Cointreau SA	3,535,275	3,699,280
36,030	Guyenne et Gascogne SA	3,136,456	3,663,719
52,250	Cie Generale d’Optique Essilor International SA	1,963,754	2,979,365
25,792	Air Liquide SA	2,888,527	2,936,102
39,960	Wendel	1,934,001	2,525,474
38,480	Société Foncière Financière et de Participations	4,517,412	2,174,180
23,580	Laurent-Perrier	1,740,700	1,929,929
1,569	Sucrière de Pithiviers-Le-Vieil	878,902	1,440,377
26,499	NSC Groupe (b)	2,015,952	1,357,948
27,644	Carrefour SA	1,613,689	1,254,724
25,040	Zodiac Aerospace	1,239,300	993,549
9,220	Gaumont SA	814,112	545,378
8,840	Sabeton SA	100,102	139,138
		60,355,432	62,619,940
Germany 2.04%
214,370	Tognum AG	3,500,338	3,666,000
54,960	Fraport AG	2,281,371	2,925,074
18,599	Pfeiffer Vacuum Technology AG	1,747,837	1,527,700

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.11% — (continued)

Germany 2.04% — (continued)
120,115	Deutsche Wohnen AG (a)	$1,205,927	$1,185,340
		8,735,473	9,304,114
Greece 0.92%
319,250	Jumbo SA	3,132,250	4,206,870

Hong Kong 1.21%
1,048,240	Wheelock & Company Limited	1,535,054	3,435,500
195,670	Guoco Group Limited	2,278,417	2,070,301
		3,813,471	5,505,801
Italy 1.70%
397,580	Italcementi S.p.A. RSP	3,849,944	3,358,814
68,340	Italcementi S.p.A.	1,275,606	1,052,632
45,886	Italmobiliare S.p.A. RSP (a)	2,342,059	1,451,174
25,533	Italmobiliare S.p.A. (a)	2,256,915	1,252,369
138,287	Gewiss S.p.A.	353,793	629,691
		10,078,317	7,744,680
Japan 27.91%
241,060	Secom Company Limited	10,690,597	12,145,705
115,100	Fanuc Limited	9,475,218	10,328,336
1,818,720	Nissay Dowa General Insurance Company Limited	10,239,364	9,305,456
219,580	Astellas Pharma, Inc.	8,751,113	9,031,883
68,960	SMC Corporation	8,144,083	8,486,438
34,510	Keyence Corporation	6,743,237	7,378,239
110,100	Ono Pharmaceutical Company Limited	4,411,577	5,731,435
132,060	Shimano, Inc.	2,692,526	5,711,658
261,848	Chofu Seisakusho Company Limited	4,957,809	5,551,610
47,590	Hirose Electric Company Limited	5,444,957	5,368,530
248,530	MISUMI Group, Inc.	4,323,767	5,211,068
113,600	Canon, Inc.	5,036,907	4,596,678
189,360	Nitto Kohki Company Limited	3,852,487	3,814,218
413,200	Temp Holdings Company Limited	5,156,286	3,749,245
168,194	Secom Joshinetsu Company Limited	3,485,653	3,689,731
322,500	OSG Corporation	2,776,807	3,314,513
398,500	Japan Wool Textile Company Limited	3,077,799	3,020,622
97,994	SK Kaken Company Limited	2,829,669	2,752,702
406,400	Nipponkoa Insurance Company Limited	2,417,747	2,545,946
148,700	T. Hasegawa Company Limited	2,196,668	2,527,784
116,705	Nagaileben Company Limited	2,108,838	2,458,728
80,740	AS One Corporation	1,643,315	1,539,019
106,140	Aderans Holdings Company Limited	1,323,887	1,515,610
73,700	Meitec Corporation	2,091,594	1,252,021
150,600	Chubu-Nippon Broadcasting Company Limited	1,501,659	1,183,513
149,600	Kansai Paint Company Limited	983,171	1,167,317
34,500	Ryosan Company Limited	769,862	888,362
111,500	Sompo Japan Insurance, Inc.	858,390	750,708
128,000	Nippon Thompson Company Limited	597,754	726,251

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.11% — (continued)

Japan 27.91% — (continued)
41,800	Seikagaku Corporation	$286,101	$605,730
100,000	Shingakukai Company Limited	685,580	372,311
63,040	Sansei Yusoki Company Limited	464,414	337,300
44	Mandom Corporation	1,015	1,260
		120,019,851	127,059,927
Malaysia 2.33%
7,595,580	Malaysia Airports Holdings Berhad	7,296,378	7,571,439
1,531,335	Genting Berhad	2,771,846	3,035,238
		10,068,224	10,606,677
Mexico 2.63%
244,260	Industrias Peñoles S.A.B. de C.V.	1,598,004	4,076,080
310,040	Fresnillo PLC	2,112,797	3,826,859
179,530	Grupo Televisa SA , ADR	3,106,921	3,337,463
200,050	Grupo Televisa S.A.B. CPO	667,680	739,941
		7,485,402	11,980,343
Netherlands 0.35%
38,880	Heineken Holding NV	1,325,815	1,586,817

Papua New Guinea 0.47%
870,410	Lihir Gold Limited (a)	2,019,906	2,150,296

Singapore 1.75%
1,426,930	Haw Par Corporation Limited	4,397,677	5,847,783
1,315,960	Singapore Airport Terminal Services Limited	1,488,186	2,112,340
		5,885,863	7,960,123
South Africa 0.99%
168,400	Gold Fields Limited , ADR	2,162,357	2,320,552
198,500	Harmony Gold Mining Company Limited , ADR	2,150,302	2,171,590
		4,312,659	4,492,142
South Korea 1.66%
55,200	KT&G Corporation	3,089,145	3,345,028
66,250	Fursys, Inc.	1,684,535	1,529,387
1,360	Lotte Confectionery Company Limited	620,579	1,428,967
5,900	Nong Shim Company Limited	1,579,573	1,274,390
		6,973,832	7,577,772
Switzerland 6.22%
120,878	Pargesa Holding SA	6,971,082	10,439,119
151,110	Nestlé SA	4,740,938	6,438,961
62,036	Kuehne & Nagel International AG	2,745,429	5,390,401
17,393	Rieter Holding AG (a)	2,961,043	3,938,956
673	Lindt & Spruengli AG	2,008,535	1,633,877
2,000	Edipresse SA	675,882	496,454
		20,102,909	28,337,768
Taiwan 1.14%
4,450,423	Compal Electronics, Inc.	4,495,542	5,184,408

See Notes to Schedule of Investments.

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.11% — (continued)

Thailand 2.04%
37,660,972	Thai Beverage PCL	$6,405,155	$6,687,200
607,815	Bangkok Bank PCL NVDR	1,990,517	2,201,305
21,700	Bangkok Bank PCL	70,551	79,889
20,000	OHTL PCL (b)	88,922	299,312
		8,555,145	9,267,706
United Kingdom 0.40%
47,497	Anglo American PLC	1,950,952	1,513,495
19,022	Spirax-Sarco Engineering PLC	270,132	317,819
		2,221,084	1,831,314
Total Common Stocks		291,450,381	323,722,241

International Preferred Stocks — 1.73%

Germany 0.40%
20,062	Hornbach Holding AG	1,583,776	1,821,175

South Korea 1.33%
14,475	Samsung Electronics Company Limited	2,575,899	6,056,588
Total Preferred Stocks		4,159,675	7,877,763

NUMBER OF RIGHTS

Rights — 0.18%
120,115	Deutsche Wohnen AG (a)	860,527	824,813

OUNCES

Commodity — 4.70%
21,237	Gold bullion (a)	13,867,679	21,389,928

PRINCIPAL AMOUNT

International Bonds — 3.23%

International Corporate Bonds — 2.12%

Canada 0.50%
3,263,000 USD	Catalyst Paper Corporation, Series ‘D’ 8.625% due 6/15/2011 (b)	3,065,184	2,267,785

France 1.30%
4,735,000 EUR	Wendel 4.875% due 11/4/2014	4,128,555	5,892,839

Ireland 0.00%
823,000 EUR	Waterford Wedgwood PLC 9.875% due 12/1/2010 (a) (b)(c)(d)(e)	1,033,814	—

Netherlands 0.32%
600,000 EUR	UPC Holding BV 7.75% due 1/15/2014 (f)	701,123	869,705
400,000 EUR	UPC Holding BV 8.625% due 1/15/2014 (f)	471,029	597,373
		1,172,152	1,467,078
Total International Corporate Bonds		9,399,705	9,627,702

International Government Bonds — 1.11%

France 0.38%
1,089,414 EUR	France Government Bond OAT 3.00% due 7/25/2012 (g)	1,365,955	1,723,922

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Government Bonds — 1.11% — (continued)

Malaysia 0.14%
2,109,000 MYR	Malaysia Government Bond 3.756% due 4/28/2011	$564,640	$622,650

Singapore 0.28%
1,815,000 SGD	Singapore Government Bond 2.375% due 10/1/2009	1,116,206	1,289,108

Taiwan 0.31%
19,800,000 TWD	Taiwan Government Bond 2.00% due 7/20/2012	603,567	643,457
24,000,000 TWD	Taiwan Government Bond 2.375% due 1/16/2013	777,050	792,269
		1,380,617	1,435,726
Total International Government Bonds		4,427,418	5,071,406
Total International Bonds		13,827,123	14,699,108

Commercial Paper — 19.90%

International Commercial Paper — 4.40%

Germany 1.54%
3,000,000 USD	BMW 0.22% due 10/14/2009	2,999,762	2,999,762
4,000,000 USD	Henkel Corporation 0.40% due 10/7/2009	3,999,733	3,999,733
		6,999,495	6,999,495
Japan 0.63%
2,848,000 USD	Hitachi, Ltd. 0.45% due 10/1/2009	2,848,000	2,848,000

Switzerland 0.91%
4,164,000 USD	Nestlé Capital Corporation 0.17% due 10/9/2009	4,163,843	4,163,843

United Kingdom 1.32%
6,000,000 USD	Reed Elesvier PLC 0.15% due 10/1/2009	6,000,000	6,000,000
Total International Commercial Paper		20,011,338	20,011,338

U.S. Commercial Paper — 15.50%
$2,000,000	Bemis Company, Inc. 0.22% due 10/6/2009	1,999,939	1,999,939
2,142,000	Bemis Company, Inc. 0.22% due 10/8/2009	2,141,908	2,141,908
4,200,000	The Coca-Cola Company 0.14% due 10/22/2009	4,199,657	4,199,657
4,500,000	The Coca-Cola Company 0.15% due 11/25/2009	4,498,969	4,498,969
4,141,000	Consolidated Edison, Inc. 0.25% due 10/2/2009	4,140,971	4,140,971
2,403,000	Dell, Inc. 0.19% due 12/14/2009	2,402,061	2,402,061
6,000,000	Devon Energy Corporation 0.20% due 10/1/2009	6,000,000	6,000,000
3,000,000	H.J. Heinz Company Limited 0.20% due 10/6/2009	2,999,917	2,999,917

See Notes to Schedule of Investments.

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 15.50% — (continued)
$2,000,000	H.J. Heinz Company Limited 0.25% due 10/28/2009	$1,999,625	$1,999,625
4,402,000	Hewlett-Packard Company 0.11% due 10/8/2009	4,401,906	4,401,906
3,140,000	Johnson & Johnson 0.10% due 10/15/2009	3,139,878	3,139,878
3,064,000	Microsoft Corporation 0.13% due 11/10/2009	3,063,557	3,063,557
3,500,000	Moody’s Corporation 0.30% due 10/19/2009	3,499,475	3,499,475
3,531,000	NetJets, Inc. 0.15% due 10/7/2009	3,530,912	3,530,912
2,235,000	NYSE Euronext 0.16% due 10/15/2009	2,234,861	2,234,861
3,000,000	NYSE Euronext 0.16% due 10/20/2009	2,999,747	2,999,747
2,400,000	The Procter & Gamble Company 0.20% due 10/2/2009	2,399,987	2,399,987
3,900,000	The Procter & Gamble Company 0.20% due 10/23/2009	3,899,523	3,899,523
5,001,000	Time Warner, Inc. 0.35% due 10/13/2009	5,000,417	5,000,417
3,000,000	Time Warner, Inc. 0.40% due 10/7/2009	2,999,800	2,999,800
3,000,000	United Technologies Corporation 0.14% due 10/22/2009	2,999,755	2,999,755
Total U.S. Commercial Paper		70,552,865	70,552,865
Total Commercial Paper		90,564,203	90,564,203
Total Investments — 100.85%		$414,729,588	459,078,056
Liabilities in Excess of Other Assets — (0.85)%			(3,868,697)
Net Assets — 100.00%			$455,209,359

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At September 30, 2009, the value of these securities amounted to $4,898,569 or 1.08% of net assets.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Defaulted security.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $0 or 0.00% of net assets.
(f)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)	Inflation protected security.

At September 30, 2009 cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$61,077,169
Gross unrealized depreciation	(16,728,701)
Net unrealized appreciation	$44,348,468

ADR	—	American Depository Receipt
CPO	—	Ordinary Participation Certificate
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
MYR	—	Malaysian Ringgit
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

Foreign Currency Exchange Contracts - Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at September 30, 2009	Unrealized Appreciation at September 30, 2009	Unrealized Depreciation at September 30, 2009
1/20/2010	20,081,000	Euro	$28,084,752	$29,411,131	$—	$(1,326,379)
1/20/2010	1,355,439,000	Japanese Yen	14,103,604	15,134,198	—	(1,030,594)
1/20/2010	26,230,902	Mexican Pesos	1,938,380	1,920,750	17,630	—
2/17/2010	2,007,684,000	Japanese Yen	21,173,160	22,416,301	—	(1,243,141)
2/17/2010	22,621,126	Mexican Pesos	1,681,293	1,663,721	17,572	—
2/17/2010	19,656,000	Euro	28,163,543	28,786,317	—	(622,774)
			$95,144,732	$99,332,418	$35,202	$(4,222,888)

Industry Diversification for Portfolio Holdings

Percent of Net Assets
International Common Stocks
Consumer Discretionary	9.59%
Consumer Staples	7.90
Energy	2.82
Financials	7.17
Health Care	7.07
Industrials	21.05
Information Technology	6.30
Materials	9.21
Total International Common Stocks	71.11
International Preferred Stocks
Consumer Discretionary	0.40
Information Technology	1.33
Total International Preferred Stocks	1.73
Commodity	4.70
International Bonds
Financials	1.30
Government Issues	1.11
Information Technology	0.32
Materials	0.50
Total International Bonds	3.23
Rights	0.18
Commercial Paper
International Commercial Paper	4.40
U.S. Commercial Paper	15.50
Total Commercial Paper	19.90
Total Investments	100.85%

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Fund (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. (First Eagle SoGen Variable Funds, Inc. prior to December 31, 2002). The First Eagle Overseas Variable Fund seeks long-term growth of capital.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (‘NOCP’)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 pm E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”) to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded on that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

The Fund adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Assets:
International Common Stocks	$321,091,457	$2,630,784	$—	$323,722,241
International Preferred Stocks	7,877,763	—	—	7,877,763
Commodity*	21,389,928	—	—	21,389,928
International Corporate Bonds	—	9,627,702	—	9,627,702
International Government Bonds	—	5,071,406	—	5,071,406
Rights	824,813	—	—	824,813
International Commercial Paper	—	20,011,338	—	20,011,338
U.S. Commercial Paper	—	70,552,865	—	70,552,865
Foreign Currency Exchange Contracts**	35,202	—	—	35,202
Total	$351,219,163	$107,894,095	$—	$459,113,258
Liabilities:
Foreign Currency Exchange Contracts**	$(4,222,888)	$—	$—	$(4,222,888)
Total	$(4,222,888)	$—	$—	$(4,222,888)

*	Gold bullion
**	Foreign currency exchange contracts are valued at net unrealized appreciation (depreciation) on the investment.

Derivatives

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. The Fund’s currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a foreign currency exchange contract (or other cash management position) with respect to specific payables or receivables of the Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS—(unaudited) (continued)

At September 30, 2009, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$35,202	$—	$—	$—	$—	$35,202

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$(4,222,888)	$—	$—	$—	$—	$(4,222,888)

Transactions in derivative instruments during the nine months ended September 30, 2009, were as follows:

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$7,046,471	$—	$	$—	$—	$7,046,471

Change in Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Exchange Contracts	$—	$(10,220,672)	$—	$—	$—	$—	$(10,220,672)

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a—2(a) under the Investment Company Act (17 CFR 270.30a—2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: November 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: November 23, 2009

\s\ John P. Arnhold
John P. Arnhold, President		Date: November 23, 2009